SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, Narrative (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Cooperative advertising credits included in rebates	$ 1,813				$ 2,050				$ 1,813	$ 2,050	$ 2,384
Settlement period for cash discounts and allowances									1 month
1% change in estimated return rates, Impact on pre-tax earnings									$ 76
Sales return provisions									5,036	5,287
1% change in volume of product sold through to Medicaid plan participants, Impact on pre-tax earnings									76
Price appreciation credits	2,213	$ 2,138	$ 1,664	$ 2,012	2,224	$ 2,209	$ 2,152	$ 2,016	8,027	8,601	8,380
Price Appreciation Credit
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Price appreciation credits									$ 15	11
Minimum
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Payment terms									30 days
Maximum
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Payment terms									90 days
Rebates, Advertising Credits Portion
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Cooperative advertising credits included in rebates	32				29				$ 32	29
Returns
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Cooperative advertising credits included in rebates	$ 575				$ 691				575	691	$ 813
Sales return provisions									120	113
Reduction in variable consideration provision, adjustment									$ 38	$ 80